Tribune Company

Harbor Mid Cap Value Fund has been named as a defendant and/or as a putative member of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”); Deutsche Bank v. Ohlson Enterprises, No. 12-0064 (S.D.N.Y.) (the “Deutsche Bank action”); and Niese v. ABN AMRO Clearing Chicago LLC, No. 12-0555 (S.D.N.Y.) (the “Niese action”), as a result of its ownership of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiffs in these lawsuits have asserted claims for fraudulent conveyance against Harbor Mid Cap Value Fund and other former Tribune shareholders.

All three lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the Deutsche Bank and Niese actions, on the basis that the plaintiffs lacked standing. The plaintiffs appealed. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal, affirming the district court’s dismissal of those lawsuits. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, as amended (the “Bankruptcy Code”), their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.  On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision, which the shareholder defendants opposed. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the court issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court.  The Supreme Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss and denied plaintiff’s request to amend the complaint. On March 8, 2018, plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management. The shareholder defendants opposed that request. On April 9, 2019, the plaintiff filed a renewed motion to amend the complaint to add constructive fraudulent conveyance claims under federal law against certain shareholder defendants. The court denied the motion to amend on April 23, 2019. On July 12, 2019, Plaintiff filed a notice of appeal with respect to the dismissal of his intentional fraudulent conveyance claim and the District Court’s denial of his motion for leave to amend. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants.  Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition.

None of these lawsuits alleges any wrongdoing on the part of Harbor Mid Cap Value Fund. Harbor Mid Cap Value Fund held shares of Tribune and tendered these shares as part of Tribune’s LBO. The value of the proceeds received by Harbor Mid Cap Value Fund was approximately $299,000. Harbor Mid Cap Value Fund’s cost basis in the shares of Tribune was approximately $262,000. At this stage of the proceedings, Harbor Mid Cap Value Fund is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.